STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (87,718)	$ 722,115
Adjustment to reconcile net (loss) income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(2,967,733)	(1,684,555)
Change in fair value of due to non-redeeming stockholders	480,000
Changes in operating assets and liabilities:
Prepaid expenses	88,076	187,677
Accrued expenses	875,144	110,033
Income taxes payable	(278,711)	421,211
Net cash used in operating activities	(1,890,942)	(243,519)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(45,000)
Cash withdrawn from Trust Account to pay franchise and income taxes	1,511,689	32,095
Cash withdrawn from Trust Account in connection with redemption	102,900,344
Net cash provided by investing activities	104,367,033	32,095
Cash Flows from Financing Activities:
Proceeds from promissory note - related party	466,700
Repayment of promissory note - related party	(49,859)
Payments to non-redeeming stockholders	(480,000)
Redemption of common stock	(102,900,344)
Net cash used in financing activities	(102,963,503)
Net Change in Cash	(487,412)	(211,424)
Cash - Beginning of period	687,471	898,895
Cash - End of period	200,059	687,471
Non-cash financing activities:
Change in value of Class A common stock subject to possible redemption	2,040,857	$ 1,084,374
Excise taxes on stock redemption	1,029,003
Supplemental information
Income taxes paid	$ 1,089,370